SCHEDULE OF OTHER PAYABLES AND ACCRUALS COMPOSITION (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 ILS (₪)
Notes and other explanatory information [abstract]
Salaries and payroll-related institutions	$ 528	₪ 1,683	₪ 1,745
Provision for bonus	595	1,897	1,077
Provision for vacation and recreation pay	257	820	954
Accrued expenses and other liabilities	2	7	4
Other payables and accruals composition	$ 1,382	₪ 4,407	₪ 3,780